FINANCIAL INSTRUMENTS - Parent (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2024 and 2023, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
	2024					2023
			Fair value	Fair	Carrying			Fair value	Fair	Carrying
	Level 1	Level 2	Level 3	value	value	Level 1	Level 2	Level 3	value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	201,864	201,864	202,929	—	—	209,641	209,641	211,222
Loans and advances to banks	—	1,101	—	1,101	1,101	—	1,216	—	1,216	1,216
Reverse repurchase agreements - non- trading	—	10,342	—	10,342	10,338	—	12,470	—	12,470	12,468
Other financial assets at amortised cost	3,190	—	—	3,190	3,408	144	—	—	144	152
	3,190	11,443	201,864	216,497	217,776	144	13,686	209,641	223,471	225,058
Liabilities
Deposits by customers	—	197	185,050	185,247	185,775	—	76	194,831	194,907	195,149
Deposits by banks	—	13,979	38	14,017	14,037	—	20,371	37	20,408	20,357
Repurchase agreements - non-trading	—	8,622	—	8,622	8,617	—	8,413	—	8,413	8,411
Debt securities in issue	31,907	4,034	1,771	37,712	37,569	11,511	22,710	1,154	35,375	35,778
Subordinated liabilities	1,630	10	1,061	2,701	2,385	871	1,669	209	2,749	2,386
	33,537	26,842	187,920	248,299	248,383	12,382	53,239	196,231	261,852	262,081

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2024 and 31 December 2023, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2024				2023
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	990	—	990	—	1,129	—	1,129	A
	Interest rate contracts	—	1,690	—	1,690	—	2,227	1	2,228	A & C
	Inflation rate contracts	—	70	—	70	—	—	—	—	A
	Equity and credit contracts	—	122	35	157	—	127	35	162	B & D
	Netting	—	(1,643)	—	(1,643)	—	(2,047)	—	(2,047)
		—	1,229	35	1,264	—	1,436	36	1,472
Other financial assets at FVTPL	Loans and advances to customers	—	278	44	322	—	309	46	355	A
	Debt securities	—	56	36	92	—	168	49	217	A, B & D
	Equity securities	—	—	7	7	—	—	30	30	B
		—	334	87	421	—	477	125	602
Financial assets at FVOCI	Debt securities	8,805	201	34	9,040	8,293	188	—	8,481	D
		8,805	201	34	9,040	8,293	188	—	8,481
Total assets at fair value		8,805	1,764	156	10,725	8,293	2,101	161	10,555

Liabilities
Derivative financial instruments	Exchange rate contracts	—	432	—	432	—	533	—	533	A
	Interest rate contracts	—	1,905	—	1,905	—	2,379	1	2,380	A & C
	Equity and credit contracts	—	9	14	23	—	16	9	25	B & D
	Netting	—	(1,643)	—	(1,643)	—	(2,047)	—	(2,047)
		—	703	14	717	—	881	10	891
Other financial liabilities at FVTPL	Debt securities in issue	—	355	—	355	—	369	—	369	A
	Structured deposits	—	605	—	605	—	426	—	426	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	104	—	104	D
		—	1,055	—	1,055	—	899	—	899
Total liabilities at fair value		—	1,758	14	1,772	—	1,780	10	1,790

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2024	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	168	136	321	185	810
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	171,951	5,181	5,686	2,947	320	186,085
Deposits by banks	1,396	1,562	7,621	4,463	—	15,042
Repurchase agreements – non-trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,930	2,057	28,422	7,773	44,182
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	29	60	19	108
Total financial liabilities	173,357	20,765	17,054	37,101	10,716	258,993
Off-balance sheet commitments given	4,028	19,088	916	8,391	3,248	35,671

2023
Financial liabilities
Derivative financial instruments	1	221	53	480	236	991
Other financial liabilities at fair value through profit or loss	—	8	7	538	520	1,073
Deposits by customers	181,492	4,826	5,987	2,946	286	195,537
Deposits by banks	1,479	806	1,518	18,087	—	21,890
Repurchase agreements – non-trading	—	8,418	8	—	—	8,426
Debt securities in issue	—	7,500	3,835	21,708	8,597	41,640
Subordinated liabilities	—	27	83	876	2,470	3,456
Lease liabilities	—	—	30	73	25	128
Total financial liabilities	182,972	21,806	11,521	44,708	12,134	273,141
Off-balance sheet commitments given	3,805	15,205	1,408	7,399	3,622	31,439

Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2024 and 2023, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

				2024					2023
			Fair value	Fair value	Carrying			Fair value	Fair value	Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to banks	—	1,825	21	1,846	1,845	—	1,796	20	1,816	1,816
Other financial assets at amortised cost	—	1,644	—	1,644	1,644	—	1,633	—	1,633	1,633
0	—	3,469	21	3,490	3,489	—	3,429	20	3,449	3,449
Liabilities
Deposits by banks	—	—	—	—	—	—	—	—	—	—
Debt securities in issue	—	1,877	—	1,877	1,916	—	1,797	—	1,797	1,911
Subordinated liabilities	501	—	1,083	1,584	1,644	870	765	—	1,635	1,633
1	501	1,877	1,083	3,461	3,560	870	2,562	—	3,432	3,544

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2024 and 31 December 2023, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

					2024					2023
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Other financial assets at FVTPL	Debt Securities	—	8,792	—	8,792	—	9,591	—	9,591	A, B & D
Total assets at fair value		—	8,792	—	8,792	—	9,591	—	9,591	—

Liabilities
Other financial liabilities at FVTPL	Medium Term Notes	8,792	—	—	8,792	9,591	—	—	9,591	A
Total liabilities at fair value		8,792	—	—	8,792	9,591	—	—	9,591	—

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK Group
Holdings based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK Group Holdings.

	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2024	£m	£m	£m	£m	£m	£m
Financial liabilities
Other financial liabilities at fair value through profit or loss	—	—	—	8,604	1,540	10,144
Debt securities in issue	—	20	84	2,091	—	2,195
Subordinated liabilities	—	37	554	689	1,329	2,609
Total financial liabilities	—	57	638	11,384	2,869	14,948
Off-balance sheet commitments given	—	—	—	—	—	—

2023
Financial liabilities
Other financial liabilities at fair value through profit or loss	—	1,097	—	6,207	3,873	11,177
Debt securities in issue	—	18	76	2,077	—	2,171
Subordinated liabilities	—	37	254	1,009	1,411	2,711
Total financial liabilities	—	1,152	330	9,293	5,284	16,059
Off-balance sheet commitments given	—	—	—	—	—	—